Events occurred during the year	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Events occurred during the year

3. Events occurred during the year

i. Hyperinflation

Argentina was considered a hyperinflationary economy in 2018. As a result, the Company has applied the IAS 29 accounting requirements to its Argentinean subsidiary with effect from January 1, 2018. The main implications of this are as follows:

•	2017 figures were not restated (accounting policy);

•

Adjustment of the historical costs of non-monetary assets and liabilities and the various items of equity of the Argentinean subsidiary from their date of acquisition or inclusion in the consolidated statement of financial position to the end of the period to reflect the changes in purchase power of the currency caused by inflation;

•

The cumulative impact of the accounting restatement to adjust for the effects of hyperinflationary for years prior to 2018 is reflected in the translation differences (equity) in the beginning of 2018;

•	Adjustment of the consolidated statements of profit or loss to reflect the financial gain caused by the impact of inflation in the year on net monetary assets (loss of purchasing power);

•	The various components of consolidated statements of profit or loss and statement of cash flows have been adjusted for the inflation index since their recognition; and

•	All components of the financial statements of the Argentinean subsidiary have been translated at the closing exchange rate to the Company functional currency.

The main effects on the consolidated financial statement for 2018 are as follows:

	Until December 31, 2017		Year ended December 31, 2018
	BRL		BRL		USD
Gross profit	R$	—	R$	5,232	US$	1,350
Operating loss		—		(13,866)		(3,579)
Net loss		—		6,870		1,773
Non-monetary assets		3,165		3,019		779
Accumulated losses		2,302		9,172		2,367

The index used to reflect current values is derived from a combination of the wholesale price index (IPIM) and the consumer price index (IPC) published by Instituto Nacional de Estatisticas y Censos (INDEC – Argentinean government agency). The movement in the price index for year ended as of December 31, 2018 is 47.60% (24.80% as of December 31, 2017).

ii. Foreign operations

Accounting policy, and Critical accounting estimates and judgments

The classification as a discontinued operation occurs through disposal or when the operation meets the criteria to be classified as held for sale, if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical operational area.

The result of discontinued operations is presented in a single line in the statement of profit or loss, including the results after income tax of these operations less any impairment loss.

When an operation is classified as a discontinued operation, the statement of profit or loss and the cash flow of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

a.	Mexico operation

In August 2018, the Company entered into an agreement with the Grupo Sierra Capital (“Sierra”) to sell the entirety of its Mexico operations. In October 11, 2018 (the “Closing date”) the Company and Sierra concluded the transaction, which was preceded by final adjustments agreed by the parties under the original terms and conditions of the negotiation. As consequence of these adjustments, the final consideration has changed, and the Company received an amount of R$ 6,271 (USD 1,693 as of October 11, 2018).

As part of the final agreement, the Company granted to the former Mexican subsidiaries a loan in the amount of R$8,801 (USD 2,462 as of October 11, 2018), recognized within Other current assets, with maturity on the first anniversary of the closing date.

The Company signed a Transitional Services Agreement (“TSA”) with Sierra to outsource certain services relating to IT and marketing. The IT services are being provided to the former subsidiary for a term of eighteen months and Marketing services are being provided for a term of twelve months, both as from the Closing Date. The Company has a cost estimate R$2,865 (USD 739) to provide these services to the former subsidiary, such amount was deferred and will be recognized as expense reduction when the service is rendered. The Company recognized a gain of BRL 241 (USD 62) in the consolidated statements of profit and loss from discontinued operations, as summarized below.

	Year ended December 31, 2018
	BRL
Proceeds from sale	R$	6,271
Deferred revenue - TSA		(2,865)
Other related costs		(1,793)
Investments disposal		(1,308)
Foreign currency translation - OCI		(64)

	R$	241

The Company may receive additional earn-out of the transaction up to USD 1,500 in circumstances where revenue exceed certain levels during each of the twelve months fiscal periods after the completion of the transaction, during three years.

The statements of profit or loss and cash flow from discontinued operations of the Mexico operation for the year ended December 31, 2018 are presented below, as well as the restatement of the corresponding years ended December 31, 2016 and 2017, as mentioned in Note 2.2.

	Years ended December 31,
	2016		2017		2018		2018
	BRL		BRL		BRL		USD Note 2.2
Discontinued operations
Net sales	R$	54,389	R$	53,794	R$	45,147	US$	11,651
Cost of sales		(44,422)		(44,413)		(35,984)		(9,287)

Gross Profit		9,967		9,381		9,163		2,364

Operating expenses:
Selling and marketing expenses		(12,708)		(14,017)		(9,550)		(2,465)
General and administrative expenses		(12,238)		(9,884)		(8,514)		(2,197)
Total operating expenses		(24,946)		(23,901)		(18,064)		(4,662)

Operating loss		(14,979)		(14,520)		(8,901)		(2,298)

Financial income		82		1,136		905		234
Financial expenses		(2,755)		(2,737)		(2,824)		(729)

Loss before income tax		(2,673)		(1,601)		(1,919)		(495)

Income tax expense		—		(2)		0		0

Net loss	R$	(17,652)	R$	(16,123)	R$	(10,820)	US$	(2,793)

Gain on sale of discontinued operation		—		—		241		63

Net loss from discontinued operations	R$	(17,652)	R$	(16,123)	R$	(10,579)	US$	(2,730)

			Years ended December 31,
		2016		2017		2018		2018
		BRL		BRL		BRL		USD Note 2.2
Discontinued operations
Cash flows from operating activities:
Net loss	R$	(17,652)	R$	(16,123)	R$	(10,820)	US$	(2,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts		—		—		155		40
Depreciation and amortization		462		333		294		76
Loss on disposal of property and equipment, and intangible assets		—		19		13		3
Interest expense, net		1,831		2,190		2,155		556
Provision for inventory losses		(100)		479		644		166
Other		(125)		2		0		0
Changes in operating assets and liabilities:
(Increase) decrease in:
Trade accounts receivable		120		(645)		(85)		(22)
Inventories		2,709		(5,696)		3,916		1,011
Recoverable taxes		1,108		458		1,347		348
Other assets		(296)		414		1,374		355
Increase (decrease) in:
Trade accounts payable		(3,982)		4,410		(6,192)		(1,598)
Taxes and contributions payable		(157)		5		169		44
Accrued expenses		(625)		1,118		11		3
Other liabilities		3,629		(82)		(4,968)		(1,282)

Net cash provided by (used in) operating activities		(13,078)		(13,118)		(11,987)		(3,093)

Cash flows from investing activities:
Purchase of property and equipment		(165)		(133)		(59)		(15)
Purchase of intangible assets		(23)		(17)		0		0

Net cash provided by (used in) investing activities		(188)		(150)		(59)		(15)
Cash flows from financing activities:
Proceeds from debt		25,306		25,832		26,169		6,754
Payments of debt		(23,548)		(28,671)		(20,240)		(5,224)
Payments of interest		(2,052)		(2,203)		(2,038)		(526)

Net cash provided by (used in) financing activities		(294)		(5,042)		3,891		1,004

Effect of exchange rate changes on cash and cash equivalents		(60)		148		34		8

Net cash used in discontinued operations		(13,620)		(18,162)		(8,121)		(2,096)

b.	Argentina operation impairment

During the first quarter of 2019 the Company decided to divest the Argentina operations, and recorded the impairment impact as follows:

	Year ended December 31,
	BRL		USD (note 2.2)
Recoverable taxes	R$	4,828	US$	1,246
Property and equipment		839		217
Intangible assets		12		3

	R$	5,679	US$	1,466

See impairment analysis and conclusions in note 25.

Subsequent event

The subsidiaries (NS2.Com Internet S.A. and NS5 Participações Ltda.) have signed an agreement, in April 26, 2019 (“closing date”), to sell the entirety of its Argentina operations (NS3 Internet S.A.), which belongs to the reportable International segment, through the sale of all shares which they hold.

Pursuant to terms of this transaction, the Company:

•	will receive ARS 1 (one Argentinean peso) for the shares that are transferred;

•	has granted to the former subsidiary a license for the period of eighteen months from the closing date, in Argentina, for the Company brand and e-commerce platform;

•	has agreed to provide certain services relating to IT for the period of eighteen months from the closing date; and

•	has agreed to contribute approximately ARS106,000 (approximately USD2,500) into NS3.